Commitments, contingent liabilities and contingent assets - Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	$ 1,104	$ 1,321
Other tax contingencies included in tax liability	984	937
Increase/decrease in other tax contingencies included in tax liability	47
Increase (decrease) in current tax assets through movements in other tax contingencies	1,391	742
Increase (decrease) in deferred tax liabilities through movements in other tax contingencies	234	133
Increase (decrease) in deferred tax assets through movements in other tax contingencies	1,611	929
Increase (decrease) in current tax liabilities through movements in other tax contingencies	496	269
Accrued interest	126	164
Income tax payable
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	1,126	1,157
Deferred tax assets
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	1,628	1,304
Deferred tax liabilities
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	(205)	(122)
Income tax receivable
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	(1,445)	(1,018)
Transfer pricing
Commitments and contingent liabilities
Tax contingency related to transfer pricing audits included in tax liability	120	384
Increase in tax contingencies, transfer pricing	$ 264
Minimum
Commitments and contingent liabilities
Period over which disputes that may require additional tax payments may be resolved	0 years
Maximum
Commitments and contingent liabilities
Maximum amount of possible additional losses, other tax contingencies	$ 127	214
Potential additional tax liabilities related to other tax matters for which no tax liability has been recognised		0
Period over which disputes that may require additional tax payments may be resolved	2 years
Maximum | Transfer pricing
Commitments and contingent liabilities
Maximum amount of possible additional losses, transfer pricing	$ 79	$ 422